CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Goodwill and intangible assets with indefinite useful lives	€ 14,257	€ 13,970
Other intangible assets	12,447	11,749
Property, plant and equipment	28,608	26,307
Investments accounted for using the equity method	2,009	2,002
Other financial assets	340	362
Deferred tax assets	1,689	1,814
Other receivables	2,376	1,484
Tax receivables	94	71
Prepaid expenses and other assets	535	266
Other non-current assets	757	556
Total Non-current assets	63,112	58,581
Inventories	9,722	10,694
Assets sold with a buy-back commitment	1,626	1,707
Trade and other receivables	6,628	7,188
Tax receivables	372	419
Prepaid expenses and other assets	524	418
Other financial assets	670	615
Cash and cash equivalents	15,014	12,450
Assets held for sale	376	4,801
Total Current assets	34,932	38,292
Total Assets	98,044	96,873
Equity
Equity attributable to owners of the parent	28,537	24,702
Non-controlling interests	138	201
Total Equity	28,675	24,903
Liabilities
Long-term debt	8,025	8,667
Employee benefits liabilities	8,507	7,875
Provisions	5,027	5,413
Other financial liabilities	124	3
Deferred tax liabilities	1,628	937
Tax liabilities	278	149
Other liabilities	2,426	2,452
Total Non-current liabilities	26,015	25,496
Trade payables	21,616	19,229
Short-term debt and current portion of long-term debt	4,876	5,861
Employee benefit liabilities	544	595
Provisions	8,978	10,394
Other financial liabilities	194	204
Tax liabilities	122	203
Other liabilities	6,788	7,057
Liabilities held for sale	236	2,931
Total Current liabilities	43,354	46,474
Total Equity and liabilities	€ 98,044	€ 96,873